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T. Rowe Price Institutional Mid-Cap Equity Growth Fund
T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund SUMMARY
Investment Objective(s)
The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
Fees and Expenses of the Fund Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price Institutional Mid-Cap Equity Growth Fund T. Rowe Price Institutional Mid-Cap Equity Growth Fund
Management fees	0.60%
Other expenses	0.01%
Total annual fund operating expenses	0.61%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 year	3 years	5 years	10 years
T. Rowe Price Institutional Mid-Cap Equity Growth Fund | T. Rowe Price Institutional Mid-Cap Equity Growth Fund | USD ($)	62	195	340	762

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 26.3% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in a diversified portfolio of common stocks of mid-cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company. The fund defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by share price) falls within the range of either the S&P MidCap 400® Index or the Russell Midcap® Growth Index. As of December 31, 2019, the market capitalization ranges for the S&P MidCap 400® Index and the Russell Midcap® Growth Index were approximately $1.1 billion to $19.4 billion, and $1.2 billion to $78.6 billion, respectively. The market capitalization of the companies in the fund’s portfolio and the S&P and Russell indices changes over time; the fund will not automatically sell or cease to purchase stock of a company it holds just because the company’s market capitalization grows or falls outside these ranges.

As “growth” investors, the fund’s manager believes that when a company’s earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In selecting investments, we generally favor companies with one or more of the following:
  proven products or services;
  a record of above-average earnings growth;
  demonstrated potential to sustain earnings growth;
  connection to an industry experiencing increasing demand; or
  stock prices that appear to undervalue their growth prospects.
In pursuing its investment objective(s), the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with its objective(s).

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks
As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater during periods of market disruption or volatility, are summarized as follows:

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Mid-cap stocks Investments in securities issued by mid-cap companies are likely to be more volatile than investments in securities issued by larger companies. Medium-sized companies may have less seasoned management, narrower product lines, and less capital reserves and liquidity than larger companies, and are therefore more sensitive to economic, market, and industry changes.

Growth investing The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Sector exposure At times, the fund may have a significant portion of its assets invested in securities of issuers conducting business in a broadly related group of industries within the same economic sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Foreign investing Investments in the securities of non-U.S. issuers may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.
Performance
The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund.
INSTITUTIONAL MID-CAP EQUITY GROWTH FUND Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	3/31/19	16.92%	Worst Quarter	9/30/11	-17.35%

The following table shows the average annual total returns for the fund, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Average Annual Total Returns Periods ended December 31, 2019
Average Annual Total Returns - T. Rowe Price Institutional Mid-Cap Equity Growth Fund	1 Year	5 Years	10 Years	Inception date
T. Rowe Price Institutional Mid-Cap Equity Growth Fund	33.09%	13.40%	15.70%	Jul. 31, 1996
T. Rowe Price Institutional Mid-Cap Equity Growth Fund | Returns after taxes on distributions	31.51%	11.89%	14.57%	Jul. 31, 1996
T. Rowe Price Institutional Mid-Cap Equity Growth Fund | Returns after taxes on distributions and sale of fund shares	20.65%	10.42%	13.03%	Jul. 31, 1996
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)	35.47%	11.60%	14.24%
Lipper Mid-Cap Growth Funds Index	33.83%	11.33%	13.02%

Updated performance information is available through troweprice.com.